Income taxes (Details) - Schedule of components of income tax expense - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Components of Income Tax Expense [Abstract]
Current	¥ 762,067
Deferred	(91,091)
Less from discontinued operation
Total from continuing operations	¥ 670,976